Other assets and liabilities F.5. Assets and liabilities related to contract with customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Assets [Line Items]
Contract assets, net	$ 77	$ 82
Contract liabilities [abstract]
Short-term portion	121	156
Revenue that was included in contract liability balance at beginning of period	131	84
Transaction price allocated to remaining performance obligations	90
Contract Costs, Net [Roll Forward]
Contract costs, net, beginning of period	12	12
Contract costs capitalized	5	5
Amortization of contract costs	(5)	(4)
Contract costs, net, end of period	12	10
Long-term portion
Contract Assets [Line Items]
Contract assets, net	21	21
Short-term portion
Contract Assets [Line Items]
Contract assets, net	59	65
Less: provisions for expected credit losses
Contract Assets [Line Items]
Contract assets, net	(3)	(4)
Current contract liabilities
Contract liabilities [abstract]
Long-term portion	0	74
Short-term portion	121	82
Total	121	$ 156
1 year
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	89
Later than 1 year
Contract liabilities [abstract]
Transaction price allocated to remaining performance obligations	$ 2